Principal alliances - Investment Agreement with Regerneron Pharmaceuticals, Inc. (Details) - shares		1 Months Ended		7 Months Ended	12 Months Ended
	May 29, 2020	Jan. 31, 2018	Jan. 31, 2014	Dec. 31, 2020	Dec. 31, 2019
Regeneron
Disclosure of detailed information about Principal Alliances [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	22,800,000
Non-current financial assets, number of shares (in shares)	400,000			279,766
Public Offering | Regeneron
Disclosure of detailed information about Principal Alliances [Line Items]
Sale of stock, number of shares issued in transaction (in shares)	13,000,000			120,234	530,172
2018 Letter Agreement | Regeneron
Disclosure of detailed information about Principal Alliances [Line Items]
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares)				1,400,000
Regeneron Pharmaceuticals, INC | 2014 Amended Investment Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum ownership percentage allowed to acquire			30.00%
Regeneron Pharmaceuticals, INC | Investment agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Threshold ownership percentage of capital stock to designate an independent director			20.00%
Maximum percentage of capital stock acquired			25.00%
Regeneron Pharmaceuticals, INC | 2018 Letter Agreement
Disclosure of detailed information about Principal Alliances [Line Items]
Maximum percentage of capital stock acquired		25.00%
Aggregate number of Regeneron shares that could be sold for cemiplimab and dupilimab funding costs (in shares)		1,400,000